EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
EQUITY

16. EQUITY

Preferred Stock

The Company has authorized 20,000,000 shares of preferred stock, par value of $0.0001 per share, issuable from time to time in one or more series.

The Second Amended and Restated Certificate of Incorporation authorizes the board of directors to establish one or more series of preferred stock. Unless required by law or by any stock exchange, and subject to the terms of the Second Amended and Restated Certificate of Incorporation, the authorized shares of preferred stock will be available for issuance without further action by holders of common stock. The board of directors is able to determine, with respect to any series of preferred stock, designations, powers, preferences and relative, participating, optional or other rights, if any, and the qualifications, limitations, or restrictions thereof, if any.

The Company could issue a series of preferred stock that could, depending on the terms of the series, impede or discourage an acquisition attempt or other transaction that some, or a majority, of the stockholders might believe to be in their best interests or in which the stockholders might receive a premium over the market price of the common stock. Additionally, the issuance of preferred stock may adversely affect the rights of stockholders by restricting dividends on the common stock, diluting the voting power of the common stock or subordinating the rights of stockholders to distributions upon a liquidation, dissolution or winding up, or other event. As a result of these or other factors, the issuance of preferred stock could have an adverse impact on the market price of our common stock.

Mezzanine Equity

As of September 30, 2025 and December 31, 2024, there are 0 and 5,796 shares of common stock subject to possible redemption, respectively.

Stockholders’ Equity

Series A Convertible Preferred Stock

The Company has authorized 110,000 shares of Series A Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: The holders of our Cycurion’s Series A Convertible Preferred Stock have voting rights on an as-if-converted-to-common-stock basis and as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series A Convertible Preferred Stock.

Dividend Rights: Holders of shares of our Series A Convertible Preferred Stock shall be entitled to receive dividends at the rate of twelve percent (12%) per annum of the per-share Stated Value ($1.45 per share). The dividends shall be paid payable quarterly in arrears in shares of common stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis. No other dividends shall be paid on shares of Preferred Stock.

Conversion Rights: Shares of Cycurion’s Series A Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series A Convertible Preferred Stock-for-one share of common stock, subject to adjustment.

Liquidation Preference: Holders of shares of Cycurion’s Series A Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up of Cycurion, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, of Cycurion an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series A Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets of Cycurion shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series A Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series A Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series A Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series A Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series A Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series A Convertible Preferred Stock, (c) increase the number of authorized shares of Series A Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western during the first quarter of calendar year 2025, the Company issued to unaffiliated investors a total of 106,816 preferred shares, which were converted into common stock during the third quarter 2025.

As of both September 30, 2025 and December 31, 2024, there were 0 Series A Convertible Preferred Stock issued and outstanding.

Series B Convertible Preferred Stock

The Company has authorized 3,000 shares of Series B Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Cycurion’s Series B Convertible Preferred Stock shall not have any voting rights except as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series B Convertible Preferred Stock.

Dividend Rights: Holders of our Series B Convertible Preferred Stock shall be entitled to receive dividends (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of common stock when, as, and if such dividends are paid on shares of common stock.

Conversion Rights: Shares of our Series B Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series B Convertible Preferred Stock-for-one share of common stock, subject to adjustment.

Liquidation Preference: Holders of shares of our Series B Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series B Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if our assets are insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series B Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series B Convertible Preferred Stock are outstanding, we will not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series B Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series B Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series B Convertible Preferred Stock, (b) amend our certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series B Convertible Preferred Stock, (c) increase the number of authorized shares of Series B Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western during the first quarter of 2025, the Company issued to unaffiliated investors a total of 3,000 preferred shares of series B Convertible Preferred Stock in exchange of existing 3,000 Series B Convertible Preferred Stock.

During the nine months ended September 30, 2025, a total of 2,999 Series B Convertible Preferred Stock were converted into 199,955 shares of common stock.

As of September 30, 2025 and December 31, 2024, there were 1 and 3,000 shares of Series B Convertible Preferred Stock issued and outstanding, respectively.

Series C Convertible Preferred Stock

The Company has authorized 5,000 shares of Series C Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: The holders of our Series C Convertible Preferred Stock have voting rights on an as-if-converted-to-Common-Stock basis, as required by law, and as expressly provided in its Certificate of Designation, as follows. As long as any shares of our Series C Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of our Series C Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to our Series C Convertible Preferred Stock or alter or amend its Certificate of Designation, (b) amend our Certificate of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of our Series C Convertible Preferred Stock, (c) increase the number of authorized shares of our Series C Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Dividend Rights: We shall pay dividends on our Series C Convertible Preferred Stock at the rate of 12% per annum of the per-share Stated Value ($82.46 per share). The dividends are payable quarterly in arrears not in cash, but in shares of our common stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis. No other dividends are payable on shares of our Series C Convertible Preferred Stock.

Conversion Rights: The shares of our Series C Convertible Preferred Stock may be converted into shares of our common stock at a ratio of approximately 20 shares of common stock for every one share of our Series C Convertible Preferred Stock, or an aggregate of 99,077 shares of our common stock, assuming full conversion. In connection with conversions, each holder of our Series C Convertible Preferred Stock is subject to a “beneficial ownership limitation” of 4.99% of the number of shares of our common stock outstanding immediately after giving effect to that conversion, which limitation may be increased by the holder to not more than 9.99% on 61 days’ advanced notice to us.

Liquidation Preference: Our Series C Convertible Preferred Stock has a liquidation preference in an amount equal to its per-share Stated Value ($82.46 per share), plus any accrued and unpaid dividends thereon, for each share of our Series C Convertible Preferred Stock before we can make any distribution or payment to the holders of our common stock. If our assets are insufficient to pay in full such liquidation preference, then our entire assets are to be distributed to the holders of our Series C Convertible Preferred Stock, ratably distributed among them in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Protective Provisions: As long as any shares of Series C Convertible Preferred Stock are outstanding, we will not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series C Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series C Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series C Convertible Preferred Stock, (b) amend our certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series C Convertible Preferred Stock, (c) increase the number of authorized shares of Series C Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western during the first quarter of 2025, the Company issued a total of 4,851 preferred shares of series C Convertible Preferred Stock in exchange of existing 1,356,586 shares of Cycurion common stock and 406,969 Warrants. No conversions occurred during the nine months ended September 30, 2025.

As of September 30, 2025 and December 31, 2024, there were 4,851 shares of Series C Convertible Preferred Stock issued and outstanding.

Series D Convertible Preferred Stock

The Company has authorized 6,666,700 shares of Series D Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Cycurion’s Series D Convertible Preferred Stock shall not have any voting rights except as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series D Convertible Preferred Stock.

Dividend Rights: Holders of shares of Cycurion’s Series D Convertible Preferred Stock shall be entitled to receive, and Cycurion shall pay, dividends on shares of Series D Convertible Preferred Stock (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of common stock when, as, and if such dividends are paid on shares of common stock.

Conversion Rights: Shares of Cycurion’s Series D Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series D Convertible Preferred Stock-for-one share of common stock, subject to adjustment.

Liquidation Preference: Holders of shares of Cycurion’s Series D Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up of Cycurion, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, of Cycurion an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series D Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets of Cycurion shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series D Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series D Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series D Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series D Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series D Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series D Convertible Preferred Stock, (c) increase the number of authorized shares of Series D Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western, during the first quarter of calendar year 2025, the Company issued to unaffiliated investors a total of 6,666,666 preferred shares of series D Convertible Preferred Stock.

During the three months ended March 31, 2025, a total of 6,516,666 Series D Convertible Preferred Stock were converted into 217,220 shares of common stock. No conversions occurred during the six months ended September 30, 2025.

As of September 30, 2025 and December 31, 2024, there were 150,000 and 0 shares of Series D Convertible Preferred Stock issued and outstanding, respectively.

Series E Convertible Preferred Stock

The Company has authorized 100 shares of Series E Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Cycurion’s Series E Convertible Preferred Stock shall have voting rights on an as-if-converted-to-common stock basis and as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series E Convertible Preferred Stock.

Dividend Rights: Holders of shares of Cycurion’s Series E Convertible Preferred Stock shall be entitled to receive, and Cycurion shall pay, dividends on shares of Series E Convertible Preferred Stock (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of common stock when, as, and if such dividends are paid on shares of common stock.

Conversion Rights: Shares of Cycurion’s Series E Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series E Convertible Preferred Stock-for-one share of common stock, subject to adjustment.

Liquidation Preference: Holders of shares of Cycurion’s Series E Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up of Cycurion, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, of Cycurion an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series E Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets of Cycurion shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series E Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series E Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series E Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series E Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series E Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series E Convertible Preferred Stock, (c) increase the number of authorized shares of Series E Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Management Services Agreement and a Release agreement in March 2025 with Ed Burns, the Company issued to the majority shareholder a total of 51 preferred shares of Series E Convertible Preferred Stock as consideration for the transaction. No issuances occurred during the three months ended September 30, 2025.

Series F Convertible Preferred Stock

The Company has authorized 10,000 shares of Series F Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of our Series F Convertible Preferred Stock shall have voting rights on an as-if-converted-to-common-stock basis and as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series F Convertible Preferred Stock.

Dividend Rights: Holders of shares of our Series F Convertible Preferred Stock shall be entitled to receive, and we shall pay, dividends on shares of our Series F Convertible Preferred Stock at the rate of twelve percent (12%) per annum of the $0.0001 per-share Stated Value of the Series F Convertible Preferred Stock. The dividends shall be paid payable quarterly in arrears in shares of common stock, calculated for each dividend payment on an as-if-converted-to-common-stock basis.

Conversion Rights: Shares of our Series F Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series F Convertible Preferred Stock-for-1,000 shares of Common Stock, subject to adjustment.

Liquidation Preference: Holders of shares of our Series F Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share Series F Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of our Series F Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series F Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series F Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series F Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series F Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series F Convertible Preferred Stock, (c) increase the number of authorized shares of Series F Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Series G Convertible Preferred Stock

The Company has designated 10,000 shares of Series G Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Series G Convertible Preferred Stock shall have voting rights on an as-if-converted-to-Common-Stock basis and as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series G Convertible Preferred Stock.

Dividend Rights: Holders of shares of our Series G Convertible Preferred Stock shall be entitled to receive, and we shall pay, dividends on shares of our Series G Convertible Preferred Stock at the rate of twelve percent (12%) per annum of the $0.0001 per-share Stated Value of the Series G Convertible Preferred Stock. The dividends shall be paid payable quarterly in arrears in shares of common stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis.

Conversion Rights: Shares of our Series G Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series G Convertible Preferred Stock-for-1,000 shares of common stock, subject to adjustment.

Liquidation Preference: Holders of shares of our Series G Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share Series G Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of our Series G Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series G Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series G Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series G Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series G Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series G Convertible Preferred Stock, (c) increase the number of authorized shares of Series G Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Common Stock

The Company has authorized 300,000,000 shares of common stock, par value of $0.0001 per share. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

●	578,863 shares for conversion of Series A, B and D Convertible Preferred Stock

●	258,464 shares for exercise of other warrant, Warrant A, B and D for $3,309,921

●	25,000 shares valued at $9,000,000 for business acquisition costs

●	10,894 shares valued at $1,193,634 for a settlement of debt of $2,925,803, as a result, the Company recorded loss on settlement of debt of $2,174,075, which is presented on the consolidated statements of operations and the consolidated statements of cash flows within ‘gain of debt settlement, net’

●	330,869 shares valued at $5,916,777 for an employment agreement

●	33,609 shares valued at $764,020 for consideration in the Management Services Agreement and a Release agreement with Ed Burns

●	2,633 shares for a release of common stock subject to redemption

As of September 30, 2025 and December 31, 2024, there were 2,662,489 and 353,087 shares of common stock issued and outstanding, respectively. The 2,662,489 shares of common stock include 33,609 shares of common stock to be issued to SLG and under certain equity plans.

Warrants

Table 16.1: Details of Warrants

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding warrants, December 31, 2024	315,028	$20.64	3.0
Granted	869,992	164.96	4.7
Replacement of old warrants	(315,028)	20.64	2.9
Exercised	(234,831)	14.27	4.3
Outstanding warrants, March 31, 2025	635,161	220.67	4.7
Issued - Prefunded (equity line)	150,000	-	1.0
Exercised - Prefunded (equity line)	(83,333)	-	1.0
Exercised	(23,633)	15.00	5.0
Outstanding warrants, June 30, 2025	678,195	206.15	4.8
Exercised - Prefunded (equity line)	(66,667)	-	1.0
Outstanding warrants, September 30, 2025	611,528	228.62	4.8
Exercisable warrants, September 30, 2025	611,528	$228.62	4.8

The Company has accounted for the issuance of common stock and warrants issued for cash proceeds in the private placements as equity instruments. Management believes that the warrants are indexed to and are settled in the Company’s own common stock; therefore, they should be accounted for as permanent equity.

Public Warrants

As of September 30, 2025 and December 31, 2024, there were 383,333 public warrants (“Public Warrants”) outstanding. The Company accounts for the Public Warrants as equity instruments. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the initial public offering. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Public Warrants is not effective within a specified period following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If neither that exemption nor another exemption is available, holders will not be able to exercise their warrants on a cashless basis.

The Public Warrants will expire on February 14, 2030, five years after the completion of the Business Combination with Cycurion or earlier upon redemption or liquidation.

Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part

●	at a price of $0.30 per Public Warrant;

●	upon not less than 30 days’ prior written notice of redemption;

●	if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the Public Warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the Public Warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable on exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuances of shares of common stock at a price below their respective exercise prices. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire and become worthless.

In addition, if (a) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (b) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (c) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.

Private Placement Warrants

As of September 30, 2025 and December 31, 2024, there were 12,533 private placement warrants (“Private Placement Warrants”) outstanding. The Company accounts for the Private Placement Warrants as equity instruments. The Private Placement Warrants sold in the private placement are identical to the Public Warrants underlying the Units sold in the IPO, except that such warrants, and the shares of common stock issuable upon the exercise of such warrants, will not be transferable, assignable, or salable until after February 14, 2025, the date of completion of a Business Combination, subject to certain limited exceptions.

Series A Warrants

On November 17, 2017, the Company had issued 44,445 Series A Warrants at exercise price of $13.50 with an expiration date of November 22, 2025. As part of the Business Combination with Western, during the first quarter of 2025, the Company issued to unaffiliated investors a total of 22,696 Series A Warrants in exchange of existing 44,445 Series A Warrants having expiry on February 19, 2029 and exercise price of $9.59121

Series B Warrants

On August 1, 2023, the Company issued 133,333 Series B Warrants with an exercise price of $15.00 with an expiration date of August 1, 2028.

On April 12, 2024, the Company issued 66,667 Series B Warrants with an exercise price of $15.00 with an expiration date of April 12, 2029.

As part of the Business Combination with Western, during the first quarter of 2025, the Company issued to unaffiliated investors a total of 200,000 Series B Warrants in exchange of existing 200,000 Series B Warrants having and expiration date of February 19, 2030 and an exercise price of $15.00.

Series D Warrants

On March 22, 2022, the Company issued 6,564 Series D Warrants with a subordinated convertible promissory note at an exercise price of $42.30 and an expiration date of September 22, 2027.

On November 22, 2022, the Company had issued 32,819 warrants with subordinated convertible promissory note at an exercise price of $42.30 and an expiration date of April 21, 2028.

As part of the Business Combination with Western, during the first quarter of 2025, the Company issued to unaffiliated investors a total of 242,424 Series D Warrants in exchange of existing 39,382 Series D Warrants having an exercise price of $15.00 and an expiration date of February 19, 2029.

Other Warrants

On March 8, 2022, the Company issued 17,636 warrants to the originators of $700,000 of investor notes at exercise price of $0.92 with the expiry on March 8, 2026.

As part of the Business Combination with Western, during the first quarter of 2025, the Company issued to unaffiliated investors a total of 9,006 warrants in exchange of existing 17,636 warrants having an expiration date of February 19, 2029 and an exercise price of $9.59121

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s shares of common stock sold in the initial public offering of Western feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

Table 16.2: Details of Common Stock Subject to Possible Redemption

	Number of Shares	Amount
Common stock subject to possible redemption as of December 31, 2024	5,796	$1,917,309
Less:
Redemption	(3,163)	(1,001,216)
Release of common stock subject to redemption	(2,633)	(916,093)
Common stock subject to possible redemption as of September 30, 2025	-	$-

NOTE 11 — EQUITY

Preferred Stock

The Company has authorized 20,000,000 shares of preferred stock with a par value of $0.0001 per share, issuable from time to time in one or more series.

Mezzanine Equity

As of December 31, 2024 and 2023, there are 173,879 and 0 shares of common stock subject to possible redemption, respectively.

Stockholders’ Equity

Series B Convertible Preferred Stock

The Company has designated 3,000 shares of Series B Convertible Preferred Stock with a stated value of $1.00 per share.

Voting Rights:  Holders of shares of Cycurion’s Series B Convertible Preferred Stock shall not have any voting rights except as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series B Convertible Preferred Stock.

Dividend Rights:  Holders of shares of Cycurion’s Series B Convertible Preferred Stock shall be entitled to receive, and Cycurion shall pay, dividends on shares of Series B Convertible Preferred Stock (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of common stock when, as, and if such dividends are paid on shares of common stock.

Conversion Rights:  Shares of Cycurion’s Series B Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series B Convertible Preferred Stock-for-one share of common stock, subject to adjustment.

Liquidation Preference:  Holders of shares of Cycurion’s Series B Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up of Cycurion, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, of Cycurion an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series B Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets of Cycurion shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series B Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions:  As long as any shares of Series B Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series B Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series B Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series B Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series B Convertible Preferred Stock, (c) increase the number of authorized shares of Series B Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

In August 2023, the Company issued to unaffiliated investors a total of 2,000 preferred shares and 4,000,000 warrants for $2,000,000 in gross proceeds. In April 2024, the Company issued to unaffiliated investors a total of 1,000 preferred shares and 2,000,000 warrants for $1,000,000 in gross proceeds. The warrants are exercisable at any time, and from time to time, in whole or in part, and expiring five (5) years from the issue date, at an exercise price of $0.50.

As of December 31, 2024 and 2023, there were 3,000 and 2,000 shares of Series C Convertible Preferred Stock issued and outstanding, respectively.

Series C Convertible Preferred Stock

The Company has designated 5,000 shares of Series C Convertible Preferred Stock with a stated value of $82.46 per share.

Voting Rights:  The holders of our Series C Stock have voting rights on an as-if-converted-to-Common-Stock basis, as required by law, and as expressly provided in its Certificate of Designation, as follows. As long as any shares of our Series C Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of our Series C Stock, (a) alter or change adversely the powers, preferences, or rights given to our Series C Stock or alter or amend its Certificate of Designation, (b) amend our Certificate of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of our Series C Stock, (c) increase the number of authorized shares of our Series C Stock, or (d) enter into any agreement with respect to any of the foregoing.

Dividend Rights:  We shall pay dividends on our Series C Stock at the rate of 12% per annum of the per-share Stated Value ($82.46 per share). The dividends are payable quarterly in arrears not in cash, but in shares of our Common Stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis. No other dividends are payable on shares of our Series C Stock.

Conversion Rights: The shares of our Series C Stock may be converted into shares of our Common Stock at a ratio of approximately 613 shares of Common Stock for every one share of our Series C Stock, or an aggregate of 2,972,320 shares of our Common Stock, assuming full conversion. In connection with conversions, each holder of our Series C Stock is subject to a “beneficial ownership limitation” of 4.99% of the number of shares of our Common Stock outstanding immediately after giving effect to that conversion, which limitation may be increased by the holder to not more than 9.99% on 61 days’ advanced notice to us.

Liquidation Preference: Our Series C Stock has a liquidation preference in an amount equal to its per-share Stated Value ($82.46 per share), plus any accrued and unpaid dividends thereon, for each share of our Series C Stock before we can make any distribution or payment to the holders of our Common Stock. If our assets are insufficient to pay in full such liquidation preference, then our entire assets are to be distributed to the holders of our Series C Stock, ratably distributed among them in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Protective Provisions: As long as any shares of Series C Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series C Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series C Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series C Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series C Convertible Preferred Stock, (c) increase the number of authorized shares of Series C Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the business combination, the Company issued 4,851 shares of Series C Convertible Stock (see Note 1).

As of December 31, 2024 and 2023, there were 4,851 shares of Series C Convertible Preferred Stock issued and outstanding.

Common Stock

The Company has authorized 70,000,000 shares of Common Stock with a par value of $0.0001 per share. Each share of Common Stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

During the year ended December 31, 2023, the Company issued 325,721 shares of the Company’s Common Stock for compensation valued at $327,499.

As of December 31, 2024 and 2023, there were 10,592,607 and 7,341,607 shares of Common Stock issued and outstanding, respectively.

Warrants

Public Warrants

As of December 31, 2024 and 2023, there were 11,500,000 Public Warrants outstanding. The Company accounts for the Public Warrants as equity instruments. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the IPO. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Public Warrants is not effective within a specified period following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If neither that exemption nor another exemption is available, holders will not be able to exercise their warrants on a cashless basis.

The Public Warrants will expire on February 14, 2030, five years after the completion of the Business Combination with Cycurion or earlier upon redemption or liquidation.

Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per Public Warrant;
●	upon not less than 30 days’ prior written notice of redemption;
●	if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the Public Warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and
●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the Public Warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable on exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuances of shares of common stock at a price below their respective exercise prices. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire and become worthless.

In addition, if (a) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (b) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (c) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.

Private Placement Warrants

As of December 31, 2024 and 2023, there were 376,000 Private Placement Warrants outstanding. The Company accounts for the Private Placement Warrants as equity instruments. The Private Placement Warrants sold in the private placement are identical to the Public Warrants underlying the Units sold in the IPO, except that such warrants, and the shares of common stock issuable upon the exercise of such warrants, will not be transferable, assignable, or salable until after February 14, 2025, the date of completion of a Business Combination, subject to certain limited exceptions.

Series A Warrants

On November 17, 2017, the Company issued 1,333,336 Series A warrants at exercise price of $0.45. The warrants will expire on November 22, 2025. The Company recorded fair value of warrants of $819,717 as financing expense.

In a series of transactions from June 22 through September 30, 2021, the Company issued 406,947 warrants to stockholders of 1,356,589 of common stock at an exercise price of $1.84. The warrants will expire on June 22 through September 30, 2025.

Series B Warrants

On August 1, 2023, the Company issued 4,000,000 Series B warrants with an exercise price of $0.50. The warrants will expire on August 1, 2028.

On April 12, 2024, the Company issued 2,000,000 Series B warrants with an exercise price of $0.50. The warrants will expire on April 12, 2029.

Series D Warrants

On March 22, 2022, the Company issued 196,911 warrants with subordinated convertible promissory note at exercise price of $1.41. The warrants will expire on September 22, 2027  respectively. The Company recorded fair value of warrants of $51,449 as debt discount. During the year ended December 31, 2022, the Company recorded amortization of debt discount of $15,534.

On November 22, 2022, the Company issued 984,557 warrants with subordinated convertible promissory note at exercise price of $1.41. The warrants will expire on April 21, 2028, respectively. The Company recorded fair value of warrants of $643,313 as debt discount. During the year ended December 31, 2022, the Company recorded amortization of debt discount of $589,703.

Other Warrants

On March 8, 2022, the Company issued 529,067 warrants to the originators of $700,000 of investor notes at exercise price of $0.92. The warrants will expire on March 8, 2026. The Company recorded fair value of warrants of $238,942 as financing expense.

A summary of activity for all warrants during the year ended December 31, 2024 and 2023 follows:

	Number of	Weighted Average	Weighted Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2022	3,450,840	$1.01	3.69
Granted	4,000,000	0.50	5.00
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2023	7,450,840	$0.74	3.71
Granted	2,000,000	0.50	5.00
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2024	9,450,840	$0.69	3.04

Exercisable, December 31, 2024	9,450,840	$0.69	3.04

The Company has accounted for the issuance of common stock and warrants issued for cash proceeds in the private placements as equity instruments. Management believes that the warrants are indexed to and are settled in the Company’s own common stock; therefore, they should be accounted for as permanent equity.